Share-based payments - Summary of Options Award Activity (Detail) - Stock Options [member]	12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	19,894	20,940	20,940
Exercised	(11,061)	(1,046)
Forfeited	(8,833)
Outstanding at December 31		19,894	20,940